Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Other Current Liabilities

12.  Other Current Liabilities

The following is a summary of other current liabilities as of December 31, 2024 and 2025 (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Payable of deposits	18,621	19,889
Accrued VAT tax payable	43,544	30,079
Payable to the users	22,665	24,212
Payable of employee benefits	8,326	5,968
Reimbursement from the depositary bank	28,754	28,115
Others	10,045	15,970
Total	131,955	124,233